LONG-TERM INVESTMENTS (Schedule of Long-term Investments Include the Investments on Common Stocks) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Long-term investments amount	$ 47.6	$ 20.7	$ 17.1
Renew Akshay Urja Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	44.00%
Long-term investments amount	$ 17.3
HQC PR Solar Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Long-term investments amount	$ 3.2
Others [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	20.00%
Long-term investments amount	$ 0.9
Others [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%
Hanwha Kalyon Günes Teknolojileri Üretim A.S. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%
Long-term investments amount	$ 20.8
Hanwha Kalyon Günes Enerjisi Üretim A.S. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%
Long-term investments amount	$ 5.4